Income Taxes (Details) - Schedule of Deferred Tax Assets (Liabilities) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Liabilities Abstract
Net operating loss carryforward	$ 8,155,944	$ 6,480,539
Bad debt reserve	37,734	239,334
Employee stock compensation	2,031,628	1,231,564
Intangible assets	(467,395)	(488,958)
Depreciation	(165,336)	(131,437)
Accrued expenses	74,801	47,184
Charity	213	205
Net deferred tax asset	9,667,589	7,378,431
Valuation allowance	(9,667,589)	(7,378,431)
Net deferred tax asset